FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Maturity Profile (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	$ 810	$ 1,163
Demand and less than 3 months
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	181	123
3 months to 12 months
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	157	661
12 months to 5 years
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	370	305
More than 5 years
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	102	74
Bond liabilities principal amount
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	38	585
Bond liabilities principal amount | Demand and less than 3 months
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	38	0
Bond liabilities principal amount | 3 months to 12 months
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	0	585
Bond liabilities principal amount | 12 months to 5 years
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	0	0
Bond liabilities principal amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	0	0
Bond liabilities accrued interest
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	2	6
Bond liabilities accrued interest | Demand and less than 3 months
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	2	0
Bond liabilities accrued interest | 3 months to 12 months
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	0	6
Bond liabilities accrued interest | 12 months to 5 years
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	0	0
Bond liabilities accrued interest | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	0	0
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	572	461
Lease liabilities | Demand and less than 3 months
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	0	20
Lease liabilities | 3 months to 12 months
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	100	62
Lease liabilities | 12 months to 5 years
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	370	305
Lease liabilities | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	102	74
Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	141	103
Trade and other payables | Demand and less than 3 months
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	141	103
Trade and other payables | 3 months to 12 months
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	0	0
Trade and other payables | 12 months to 5 years
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	0	0
Trade and other payables | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	0	0
Loan Note Payable - VEON Amsterdam B.V.
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	57
Loan Note Payable - VEON Amsterdam B.V. | Demand and less than 3 months
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	0
Loan Note Payable - VEON Amsterdam B.V. | 3 months to 12 months
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	57
Loan Note Payable - VEON Amsterdam B.V. | 12 months to 5 years
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	0
Loan Note Payable - VEON Amsterdam B.V. | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	$ 0
Loans
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities		8
Loans | Demand and less than 3 months
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities		0
Loans | 3 months to 12 months
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities		8
Loans | 12 months to 5 years
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities		0
Loans | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities		$ 0